Future aircraft leases payments (Tables)	12 Months Ended
Dec. 31, 2020
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Schedule of Aircraft Under Operating Leases	The Group has 75 aircraft that are under financial leasing. The following is the summary of future financial lease commitments:

Aircraft
Less than one year (1)	$1,883,281

$1,883,281

Schedule of Seven Spare Engines Under Operating Leases	The Group has 62 aircraft that are under operating leases, which have an average remaining lease term of 59 months. Operating leases can be renewed, in accordance with the administration’s business plan. The following is the summary of the future commitments of operating leases:

Aircraft
Less than one year(1)	$274,167
Between one and five years	824,391
More than five years	282,474

$1,381,032

The Group has 9 spare engines under an operating lease contract for its aircraft fleet of the E190 and A320 families. The following is the summary of the future commitments of operating leases:

Engines
Less than one year	$4,789
Between one and five years	17,856
More than five years	701

$23,346

Expenses of Amount Recognized Payments	The value of payments recognized as expenses in the period is:

	December 31, 2020	December 31, 2019
Leases minimum payments	$3,398	$11,762